Stock Based Compensation Plans: (Details 1) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Options outstanding - beginning of period	6,753,188	5,185,188
Weighted Average Exercise Price: Options outstanding - beginning of period	$ 1.77	$ 1.42	$ 0.29
Options exercised	(285,240)	(5,000)
Weighted Average Exercise Price: Options exercised	$ 0.36	$ 1.82
Options granted	0	1,620,500
Weighted Average Exercise Price: Options granted	$ 0	$ 2.89
Options outstanding - end of period	6,467,948	6,800,688
Weighted Average Exercise Price: Options outstanding - end of period	$ 1.83	$ 1.77
Options exercisable - end of period	4,849,198	3,382,288
Weighted Average Exercise Price: Options exercisable - end of period	$ 1.82	$ 1.33